SALES	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
SALES

19.   SALES

The Company’s geographical analysis of revenue from contracts with customers attributed to the location of the products produced, is as follows:

	Year ended December 31, 2025
	Argentina $	Côte d'Ivoire $	Peru $	Total $
Gold doré	294,197	525,778	–	819,975
Silver-lead concentrates	–	–	81,318	81,318
Zinc concentrates	–	–	42,249	42,249
Provisional pricing adjustments	–	–	3,517	3,517
Sales to external customers	294,197	525,778	127,084	947,059

	Year ended December 31, 2024
	Argentina $	Côte d'Ivoire $	Peru $	Total $
Gold doré	231,911	330,415	–	562,326
Silver-lead concentrates	–	–	64,344	64,344
Zinc concentrates	–	–	49,489	49,489
Provisional pricing adjustments	–	–	1,084	1,084
Sales to external customers	231,911	330,415	114,917	677,243

The following table presents the Company’s revenue by customer for the years ended December 31, 2025 and 2024:

	Years ended December 31,
	2025 $	2024 $
Customer 1	525,778	330,415
Customer 2	294,197	231,911
Customer 3	127,084	114,917
	947,059	677,243